Subsequent Event - Additional Information (Detail) $ in Millions		12 Months Ended
	Jan. 12, 2021 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Disclosure of non-adjusting events after reporting period [line items]
Borrowings		R$ 89,253,000,000	R$ 85,271,000,000
Major Borrowings [Member] | Subordinate Notes Tier II [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings | $	$ 500
Borrowings Interest Rate Recalculation Period	5 years
Borrowings, maturity	five years and three months
Borrowings Redemption Period Description	5th year until the 5th year and three months
Basel Ratio	0.25
Average foreign exchange rate	5.37
Major Borrowings [Member] | Subordinate Notes Tier II [Member] | Fixed interest rate [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings interest rate	3.875%
Announcing or commencing implementation of major restructuring [member] | XP INC [Member]
Disclosure of non-adjusting events after reporting period [line items]
Cash Investment Amount In Associate		R$ 10
Proportion of ownership interest in associate		40.52%
Investments in associates		R$ 9,371